Derivative Liabilities: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
Assumptions
Dividend yield	0.00%
Risk-free rate for term	0.62% – 1.14%
Volatility	103% – 118%
Remaining terms (Years)	0.01 – 1.0
Stock price ($ per share)	$2.50 and $2.70

Assumptions	As at March 31, 2017	As at March 31, 2016	As at December 31, 2016	As at December 31, 2015
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free rate for term	0.62% – 0.91%	0.21% - 0.59%	0.44% – 0.62%	0.33% - 0.72%
Volatility	103% – 106%	100% - 105%	101% – 105%	98% - 100%
Remaining terms (Years)	0.01 – 1.0	1 - 1.5	0.21 – 1.0	1.72 - 2.0
Stock price ($ per share)	$2.50 and $2.58	$2.55 and $2.48	$1.49 and $3.00	$2.00